Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000231927 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000231927 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000231927 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000231927 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012165 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012165 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012165 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012165 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012165 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000012165 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012165 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000012165 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000038295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000038295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000038295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000038295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000038295 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000038295 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038295 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000038295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000038295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038295 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000209802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209802 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209802 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209802 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209802 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231925 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000231925 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231925 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000231925 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000231925 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000231926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000231926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000231926 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231926 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%